Investment Properties	12 Months Ended
Dec. 31, 2025
Investment Properties
Investment Properties

Note 8 - Investment Properties:

On December 11, 2025, the company, through its subsidiary ASUR US Commercial, entered into an investment agreement to acquire the shares of URW Airports (currently ASUR Airports).

ASUR Airports, LLC (formerly URW Airports) and its subsidiaries hold the rights for the development and operation of retail stores and food & beverage concessions in certain terminals of three U.S. airports: Terminal 5 of Chicago O’Hare International Airport (“ORD”); Terminals 1, 2, 3, and 6, as well as the Tom Bradley International Terminal and the Bradley West Gates Concourse of Los Angeles International Airport (“LAX”); and Terminals 1 and 8 of New York John F. Kennedy International Airport (JFK T1 and JFK T8).

All of the Company’s investment properties are buildings maintained under concession contracts, most of which extend between 2036 and 2039. Investment properties do not include land held under operating leases.

The Company has lease agreements for concession spaces that include fixed payments, including payments that are, in substance, fixed, and variable payments based on an index or rate. These lease agreements generally have a term of 13 to 23 years, with the option to extend them for an additional 5 to 7 years in some cases.

The right-of-use assets meet the definition of investment property and, as such, are presented in the statement of financial position, while lease liabilities are presented as separate line items in the statement of financial position and disclosed separately in the notes.

The following presents the fair value of investment properties as of the acquisition date, December 11, 2025:

	Fair Value
Bussines Unit	Thousands of USD		Thousands of Pesos
LAX	Ps.	177,000	Ps.	3,189,225
ORD		40,500		731,199
JFK T1		23,900		431,498
JFK T8		17,600		317,756
	Ps.	259,000	Ps.	4,669,678

As of December 11, 2025 (Acquisition Date), the Investment Properties were comprised as follows:

Leasehold Improvements	Ps.	837,954
Construction in Progress		976,340
Fair Value under IAS 40		2,855,384
		4,669,678
Right-of-Use Assets under Lease Agreements		8,119,351
Total Investment Properties	Ps.	12,789,029

From the Acquisition Date and up to December 31, 2025, the Investment Properties were comprised as follows:

			Foreign currency
	11/12/2025		translation	Additions	31/12/2025
Leasehold Improvements	Ps.	837,954	(2,465)	8,389	843,878
Construction in Progress		976,340	(2,872)	20,498	993,966
Fair Value under IAS 40		2,855,384	(30,906)		2,824,478
		4,669,678	(36,242)	28,887	4,662,323
Right-of-Use Assets under Lease Agreements		8,119,351	(22,725)		8,096,626
Total Investment Properties	Ps.	12,789,029	58,967	28,887	12,758,949

In accordance with IFRS 16 and IAS 40, right-of-use assets derived from leased properties that meet the definition of investment property are measured at fair value. For properties measured at fair value, the market value adopted by the Company is determined based on appraisals performed by qualified independent external experts, who value the Company’s terminals as of June 30 and December 31 of each year.

To determine the appraisal basis, various approaches were analyzed, such as the cost approach, the sales comparison approach, and the income capitalization approach, taking into consideration the type of property, the purpose and scope of the appraisal, the quality and quantity of data available for analysis, and determining which method provides the most reliable value estimate. As a result of this process, the applicable valuation approach was the income capitalization method.

The Company used the Discounted Cash Flow (DCF) method under the income capitalization approach to determine the fair value of each lease right, specifically the future revenues for Los Angeles (LAX), Chicago (ORD), and New York (JFK T1 and JFK T8), based on the following assumptions: Operating and capital expenses were projected using historical operating figures and projections, and the projected cash flows of each operating lease were discounted using an appropriate discount rate. The cash flow of each lease extends from the valuation date to the expiration date of the operating contract; since the lease right is being valued, no reversion was modeled.

In selecting the appropriate discount rate for the lease rights, consideration was given to current economic conditions, relevant physical characteristics of the properties, the stability of projected cash flows, and discount rates obtained from various published surveys of real estate investors, which are presented below:

	Minimum	Maximum	Average
Discount rate
Real estate investor survey	6.00%	12.00%	8.08%
National power center	6.00%	10.00%	8.09%
Real estate industry reprt	6.50%	12.00%	8.08%

Real estate industry report
National regional shopping center	7.30%	9.50%	8.60%
National power center	8.00%	9.00%	8.40%
National neighborhood shopping center	7.00%	8.50%	7.80%

The data and assumptions used to determine the fair value of investment properties under IAS 40 are not similar to those used to determine lease obligations under IFRS 16 for the same contracts, resulting in a fair value of investment properties lower than that of lease obligations.

The key valuation metrics used for the fair value measurement of investment properties under IAS 40 are presented in the following table on a weighted average basis:

	Discount	Investment Horizon
Investment properties	rate	(Years)
LAX	8.75%	12.7
ORD	8.75%	13.7
JFK T1	11.75%	13.11
JFK T8	9.00%	11.1

For the year 2025, if the discount rate applied to the cash flow projections of the investment projections were +1% or - 1%, the fair value would have had a decrease of $Ps.781,638 and an increase of Ps,646,182 respectively.